Financial Risk Factors and Risk Management - Credit Risk Exposure from Cash, Time Deposits, and Debt Securities (Details) - Cash, Time Deposits And Debt Securities - Credit Risk - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Factors and Risk Management
Weighted Average Loss Rate	(0.10%)	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 7,164	€ 8,807
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (10)	€ (10)
Risk class 1 - low risk | AAA - BBB
Financial Risk Factors and Risk Management
Weighted Average Loss Rate	(0.10%)	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 7,004	€ 8,664
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (7)	€ (7)
Risk class 2 - high risk | BB - D
Financial Risk Factors and Risk Management
Weighted Average Loss Rate	0.00%	0.00%
Gross Carrying Amount Not Credit-Impaired	€ 105	€ 66
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ 0	€ 0
Unrated
Financial Risk Factors and Risk Management
Weighted Average Loss Rate	(5.50%)	(3.90%)
Gross Carrying Amount Not Credit-Impaired	€ 55	€ 77
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (3)	€ (3)